Document and Entity Information	Jun. 08, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001740332
Document Type	8-K
Document Period End Date	Jun. 08, 2020
Entity Registrant Name	RESIDEO TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38635
Entity Tax Identification Number	82-5318796
Entity Address, Address Line One	901 E 6th Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78702
City Area Code	(512)
Local Phone Number	726-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	REZI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false